CONTRACTUAL COMMITMENTS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Industrials
Disclosure of operating segments [line items]
Contractual capital commitments	$ 126	$ 182
Infrastructure services
Disclosure of operating segments [line items]
Contractual capital commitments	74	250
Business services
Disclosure of operating segments [line items]
Contractual capital commitments	$ 117	$ 88